LONG-TERM INVESTMENT (Tables)	12 Months Ended
Sep. 30, 2020
LONG-TERM INVESTMENT
Schedule of equity method investment

Equity method investment consisted of the following:

	As of	As of
	September 30, 2020	September 30, 2019
Equity method investment:
Cost of equity method investment	485,059	462,295
Profit (loss) from equity method investment	112,538	77,385
Dividend Distribution received	(57,080)	—
Total long-term investment	$540,517	$539,680